UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FundX Investment Group, LLC
Address: 235 Montgomery Street, Suite 1049
         San Francisco, CA  94104-3008

13F File Number:  028-12906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Kuan
Title:     CCO
Phone:     (415) 986-7979

Signature, Place, and Date of Signing:

 /s/     Bernardo Kuan     San Francisco, CA     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $232,534 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI AUSTRALIA   464286103      530    19600 SH       SOLE                    19600        0        0
ISHARES INC                    MSCI PAC J IDX   464286665      467     9400 SH       SOLE                     9400        0        0
ISHARES INC                    MSCI SWITZ CAPP  464286749     8375   285260 SH       SOLE                   285260        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      398    14500 SH       SOLE                    14500        0        0
ISHARES TR                     TRANSP AVE IDX   464287192    12581   113039 SH       SOLE                   113039        0        0
ISHARES TR                     S&P GBL FIN      464287333     7330   151140 SH       SOLE                   151140        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1115    18900 SH       SOLE                    18900        0        0
ISHARES TR                     RUSSELL MCP VL   464287473    30544   535865 SH       SOLE                   535865        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507      932     8100 SH       SOLE                     8100        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     9984   123000 SH       SOLE                   123000        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2615    31200 SH       SOLE                    31200        0        0
ISHARES TR                     RUSSELL 2000     464287655     2257    23900 SH       SOLE                    23900        0        0
ISHARES TR                     S&P MIDCP VALU   464287705    38348   380094 SH       SOLE                   380094        0        0
ISHARES TR                     DJ US FINL SVC   464287770      592     8952 SH       SOLE                     8952        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1011    23009 SH       SOLE                    23009        0        0
ISHARES TR                     DJ HOME CONSTN   464288752      719    30100 SH       SOLE                    30100        0        0
ISHARES TR                     MSCI VAL IDX     464288877      323     6500 SH       SOLE                     6500        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775    10727    97712 SH       SOLE                    97712        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575      515    22400 SH       SOLE                    22400        0        0
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583      939    13400 SH       SOLE                    13400        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     8975   492910 SH       SOLE                   492910        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    51231   327000 SH  PUT  SOLE                   327000        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     7938    37850 SH       SOLE                    37850        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    16112   536005 SH       SOLE                   536005        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611    15348   186830 SH       SOLE                   186830        0        0
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652     2628    38500 SH       SOLE                    38500        0        0